UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS

The following unaudited pro forma condensed consolidated financial statements give effect to the Purchase Agreement transaction (the “Purchase Agreement”) between Copa di Vino Corporation (“Copa”) and Splash Beverage Group to, Inc. (“SBG”). The purchase price consists of $500,000 in cash, a $2,000,000 Promissory Note to the seller, and a variable number of shares of SBG common stock (up to a maximum value of $1,980,000) based on Copa’s attainment of certain future revenue targets. Concurrently with the transaction, SBG issued a $1,500,000 loan to a third party to fund the cash portion of the Purchase Agreement.

The unaudited pro forma condensed consolidated financial statements presented below are prepared by applying the acquisition method of accounting to a business combination. Pro forma adjustments which give effect to certain transactions occurring as a direct result of the Purchase Agreement are described in the accompanying unaudited notes presented on the following pages. The accompanying unaudited pro forma condensed consolidated statement of operations for the year ended December 31, 2019 presents the combined results of operations as if the Purchase Agreement had occurred on January 1, 2019. The accompany unaudited pro forma condensed consolidated balance sheet at September 30, 2020, presents the combined balance sheets as if the Purchase Agreement had occurred on September 30, 2020.

These unaudited pro forma condensed consolidated financial statements are presented for illustrative purposes only and are not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized had Copa and SBG been a combined company during the specified periods. The unaudited pro forma condensed consolidated financial statements, including the notes thereto, are qualified in their entirety by reference to, and should be read in conjunction with, Copa’s audited financial statements as of and for the years ended December 31, 2019 and 2018 and Copa’s unaudited Condensed financial statements for the nine-month period ended September 30, 2020 and SBG’s audited financial statements for the years ended December 31, 2019 and 2018, as included in its Annual Report on Form 10K for the year ended December 31, 2019 and SBG’s unaudited Condensed Consolidated financial statements for the nine-month period ended September 30, 2020 on Form 10-Q.

Condensed Consolidated Balance Sheet - September 30, 2020:

(Unaudited)

					Pro Forma
		Copa di		Pro Forma	Condensed
	Splash	Vino		Adjustments	Consolidated

Current Assets	3,139,157	983,036	(a)	(268,516)	3,353,677
			(b)	1,500,000
			(c)	(2,000,000)
Non-current Assets	448,928	1,148,048	(a)	(256,479)	1,340,497
Investment in Copa			(c)	5,980,000	-
			(d)	(5,980,000)
Goodwill	9,448,852	-	(d)	6,187,004	15,635,856

Total Assets	13,036,937	2,131,084		5,162,009	20,330,030

Accounts Payable and Other	1,151,250	1,650,184			2,801,434
Loans Payable and Accrued Interest	2,799,194	1,193,270	(a)	(1,030,361)	2,962,103

Loans Payable - Non-current	-	159,900	(a)	(159,900)	-
Credit Facility			(b)	1,500,000	1,500,000
Contingently convertible Promissory Note			(c)	2,000,000	2,000,000
Liability to issue Shares			(c)	1,980,000	1,980,000
Other non-current	32,940	-			32,940

Total Liabilities	3,983,384	3,003,354		4,289,739	11,276,477

Mezzanine Shares	9,248,720	-			9,248,720

Equity
Common Stock	60,575	32,435	(d)	(32,435)	60,575

Paid-in Capital	38,763,100	4,258,399	(a)	(665,266)	38,763,100
			(d)	(3,593,133)
Accumulated Deficit	(39,018,842)	(5,163,104)	(d)	5,163,104	(39,018,842)

Total Equity	(195,167)	(872,270)		872,270	(195,167)

Total Liabilities and Equity	13,036,937	2,131,084		5,162,009	20,330,030

(a)	To exclude certain assets and liabilities of Copa not included as part of the Purchase Agreement

(b)	To record the proceeds received from $1.5 million Credit Facility

(c)	To record purchase consideration in the amount of $5,9480,000, consisting of cash ($2,000,000), contingently convertible promissory note ($2,000,000) and contingent purchase consideration issuable in common stock ($1,980,000)

(d)	To record the preliminary purchase price allocation to the net assets acquired

Condensed Consolidated Statement of Operations – Nine-Months Ended September 30, 2020:

(Unaudited)

					Pro Forma
		Copa di		Pro Forma	Condensed
	Splash	Vino		Adjustments	Consolidated
Revenues	1,733,926	2,234,993	(e)	(246,677)	3,722,242

Cost of Sales	(965,966)	(1,698,407)	(e)	186,339	(2,478,034)

Gross Margin	767,960	536,586			1,244,208

Operating Expenses	5,000,715	987,914	(e)	(20,274)	5,968,355

Loss from Operations	(4,232,755)	(451,328)			(4,724,147)

Interest Expense	(1,958,601)	(99,163)	(f)	(1,452,710)	(3,510,473)
Other Income (Expense)	69,193	-			69,193

Net Loss	(6,122,163)	(550,491)			(8,165,428)

Net loss per share	(0.12)				(0.15)

Weighted Average Shares Outstanding	53,108,031				53,108,031

(e)	To eliminate revenues and related expenses associated with assets excluded from the Purchase Agreement

(f)	To record interest expense on Credit Facility and Convertible Note

Income Statement - December 31, 2019:

(Unaudited)

					Pro Forma
		Copa di		Pro Forma	Condensed
	Splash	Vino		Adjustments	Consolidated
Revenues	1,038,220	5,712,864	(g)	(270,313)	6,480,771

Cost of Sales	(754,374)	(3,654,539)	(g)	257,543	(4,151,370)

Gross Margin	283,846	2,058,325			2,329,401

Operating Expenses	5,241,301	1,994,522	(g)	(27,032)	7,208,791

Loss from Operations	(4,957,455)	63,803			(4,879,390)

Interest Expense	(88,741)	(190,740)	(h)	(1,842,750)	(2,122,231)
Other Income (Expense)	18,061	19,019			37,080

Net Loss	(5,028,135)	(107,918)			(6,964,542)

Net loss per share	(0.12)				(0.17)

Weighted Average Shares Outstanding	42,154,947				42,154,947

(g)	To eliminate revenues and related expenses associated with assets excluded from transaction

(h)	To record interest expense on Credit Facility and Convertible Note

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements

Note 1 Basis of presentation

The unaudited pro forma condensed consolidated financial statements are based on Splash Beverage Group, Inc. (a “Nevada” company) and Copa di Vino Corporation’s historical consolidated financial statements as adjusted to give effect to the acquisition of Copa di Vino Corporation. The unaudited pro forma condensed consolidated statements of operations for the none-months ended September 30, 2020 and the 12 months ended December 31, 2019 give effect to the Copa di Vino Corporation acquisition as if it had occurred on January 1, 2019. The unaudited pro forma condensed consolidated balance sheet as of September 30, 2020 gives effect to the Copa di Vino Corporation acquisition as if it occurred on September 30, 2020.

Note 2 Preliminary purchase price allocation

On December 24, 2020 Splash Beverage Group, Inc. acquired certain net assets of Copa di Vino Corporation for a total consideration of $5,980,000. The company financed the acquisition through the issuance of $3,500,000 in notes, $500,000 in cash and the remaining $1,980,000 with contingently issuable shares. The shares will be considered earned once the seller achieves certain revenue hurdles. Management assumes that these hurdles will be achieved and that all contingently issuable shares will be issued. The unaudited pro forma condensed consolidated financial statements include various assumptions, including those related to the preliminary purchase price allocation of the assets acquired and liabilities assumed of Copa di Vino Corporation based on management’s best estimates of fair value. The final purchase price allocation may vary based on final appraisals, valuations, and analysis of the fair value of the acquired assets and assumed liabilities. Accordingly, the pro forma adjustments are preliminary and have been made solely for illustrative purposes.

The following table shows the preliminary allocation of the purchase price for Copa di Vino Corporation to the acquired assets, assumed liabilities and pro form goodwill:

Pro Forma
Cash and cash equivalents	66,878
Accounts receivable	191,981
Other current assets	81,651
Inventory	374,010
Property and equipment	664,557
License agreement	227,012
Total identifiable assets	1,606,089

Accounts payable and accrued expenses	1,650,184
Note payable	162,909
Total liabilities assumed	1,813,093

Identifiable net liabilities	(207,004)

Total consideration	$5,980,000

Proforma goodwill	6,187,004